Pensions - History of defined benefit schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pensions
Fair value of plan assets	£ 46,199	£ 45,311	£ 32,485	£ 32,132	£ 26,065
Present value of plan obligations	39,120	40,010	32,896	34,261	28,964
Funded status	7,079	5,301	(411)	(2,129)	(2,899)
Experience (losses)/gains on plan liabilities	(107)	766	276	25	154
Experience gains/(losses) on plan assets	1,602	8,824	(427)	4,848	1,022
Actual return on plan assets	£ 2,790	£ 10,198	£ 707	£ 6,055	£ 2,098
Actual return on plan assets - %	6.20%	31.40%	2.20%	23.20%	8.70%
Bank
Pensions
Fair value of plan assets	£ 44,653	£ 43,824	£ 30,703	£ 30,077	£ 24,272
Present value of plan obligations	37,937	38,848	30,964	31,776	26,955
Funded status	6,716	4,976	(261)	(1,699)	(2,683)
Experience (losses)/gains on plan liabilities	(108)	658	233	3	102
Experience gains/(losses) on plan assets	1,580	8,562	(415)	4,629	986
Actual return on plan assets	£ 2,735	£ 9,872	£ 703	£ 5,766	£ 1,997
Actual return on plan assets - %	6.20%	32.20%	2.30%	23.80%	8.90%